Assumptions Used for Retirement Benefit Plans (Detail)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010 Pension Benefits for U.S. plans	Nov. 17, 2010 Pension Benefits for U.S. plans	Dec. 31, 2012 Pension Benefits for U.S. plans	Dec. 31, 2011 Pension Benefits for U.S. plans	Dec. 31, 2012 Other Postretirement Benefits for U.S. plans	Dec. 31, 2011 Other Postretirement Benefits for U.S. plans	Dec. 31, 2010 Other Postretirement Benefits for U.S. plans	Dec. 31, 2012 Pension Benefits for Canadian Plans	Dec. 31, 2011 Pension Benefits for Canadian Plans	Dec. 31, 2010 Pension Benefits for Canadian Plans	Dec. 31, 2012 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2011 Other Postretirement Benefits for Canadian Plans	Dec. 31, 2010 Other Postretirement Benefits for Canadian Plans
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate for calculating obligations	5.35%		4.00%	4.90%	3.60%	4.60%	5.25%	4.20%	4.75%	5.25%	4.10%	4.80%	5.25%
Discount rate for calculating net periodic benefit cost	5.40%	5.80%	4.90%	5.35%	4.60%	5.25%	5.70%	4.75%	5.25%	5.75%	4.80%	5.25%	5.75%
Expected rate of return on plan assets	8.75%	8.75%	8.75%	8.75%				6.50%	7.00%	7.00%
Rate of compensation increase - benefit obligations					3.00%	3.00%	3.00%
Rate of compensation increase	3.00%	4.00%	3.00%	3.00%	3.00%	3.00%	4.00%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%